Stockholders' Equity (Details Narrative) (10-K) - USD ($)					3 Months Ended			9 Months Ended		12 Months Ended		20 Months Ended
	Mar. 29, 2019	Nov. 05, 2018	Mar. 23, 2018	Oct. 03, 2017	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Oct. 31, 2017	Sep. 30, 2017
Common stock, shares authorized								225,000,000		225,000,000	25,000,000	225,000,000		225,000,000
Common stock, par value								$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized								15,000,000						15,000,000
Preferred stock, par value								$ 0.001						$ 0.001
Reverse split stock			1-for-10 reverse stock split		1-for-10 reverse stock					1-for-10 reverse stock
Common stock, shares issued								9,926,956		6,036,562	4,940,652	6,036,562
Preferred stock voting, description										Each share of the Company's common stock is entitled to one vote, and all shares rank equally as to voting and other matters.
Payments to acquire common stock										$ 6,968,991
Number of options granted to purchase shares of common stock								698,750		456,718
Additional warrants to purchase								8,413,017		8,413,017		8,413,017
Number of options exercised to purchase shares of common stock
Proceeds from public offering											$ 23,029,750
Deemed dividend on preferred stock										2,537,844	3,111,020
Gross proceeds from closing of private placement										$ 6,000,000
October 2017 Public Offering [Member]
Number of options granted to purchase shares of common stock				862,500
Number of options exercised to purchase shares of common stock				297,500
Proceeds from public offering				$ 23,000,000
Underwriting discounts and commissions				1,600,000
Other expenses with offering				400,000
Deemed dividend				$ 1,600,000
October 2017 Public Offering [Member] | Capital Unit, Class A [Member]
Shares of common stock sold, per share				$ 4.00
Number of common shares sold				3,455,000
Number of warrants to purchase common stock				3,455,000
October 2017 Public Offering [Member] | Capital Unit, Class B [Member]
Number of common shares sold				9,180
Maximum [Member]
Warrant exercise price per share								$ 93.00
Exercise price per share								93.00
Minimum [Member]
Warrant exercise price per share								1.30		$ 1.30	$ 93.00	$ 1.30
Exercise price per share								$ 1.30		1.30	$ 93.00	1.30
PIPE Financing [Member] | November 2018 Private Placement Financing [Member]
Number of warrants to purchase common stock		2,307,685
Gross proceeds from closing of private placement		$ 5,500,000
2017 Aspire Purchase Agreement [Member]
Number of common shares sold
Number of common shares sold, value								$ 6,500,000
Percentage for common stock outstanding	19.99%
2017 Aspire Purchase Agreement [Member] | Maximum [Member]
Maximum purchase price payable on one purchase date								$ 500,000
Number of common stock may be sold	1,807,562
Percentage for common stock outstanding	19.99%
2017 Aspire Purchase Agreement [Member] | Minimum [Member]
Number of common shares sold								100,000
Minimum number of shares to be purchased under purchase notice								100,000
Minimum stock price under purchase notice								$ 0.25
Average price paid								$ 0.86
2017 Aspire Purchase Agreement [Member] | March 2019 [Member]
Shares of common stock sold, per share										$ 0.25		$ 0.25
Number of common shares sold										100,000
Number of common shares sold, value										$ 6,500,000
Number of shares possible increase per trading day										2,000,000
Aggreegate percentage of shares, direction under purchase notice										$ 30
Number of common stock may be sold										1,807,562
Percentage for common stock outstanding										19.99%
2017 Aspire Purchase Agreement [Member] | March 2019 [Member] | Maximum [Member]
Maximum purchase price payable on one purchase date										$ 500,000		$ 500,000
Percentage for common stock outstanding										19.99%
2017 Aspire Purchase Agreement [Member] | March 2019 [Member] | Minimum [Member]
Minimum number of shares to be purchased under purchase notice										100,000
Minimum stock price under purchase notice										$ 0.25
Average price paid										$ 0.86
2017 Aspire Purchase Agreement [Member] | Aspire Capital Fund LLC [Member]
Aggregate of shares issued during period
2017 Aspire Purchase Agreement [Member] | Aspire Capital Fund LLC [Member] | March 31, 20121 [Member]
Payments to acquire common stock										$ 6,500,000
Warrant [Member] | October 2017 Public Offering [Member]
Number of common shares sold				3,455,000
Number of warrants to purchase common stock				2,295,000
Warrant exercise price per share				$ 4.40
Additional warrants to purchase				862,500
Proceeds from public offering				$ 10,100,000
Warrant term				5 years
Exercise price per share				$ 4.40
Warrant [Member] | PIPE Financing [Member] | November 2018 Private Placement Financing [Member]
Warrant exercise price per share		$ 1.30
Warrant term		5 years
Exercise price per share		$ 1.30
Warrant [Member] | Private Placement [Member] | Maximum [Member] | October 2017 Public Offering [Member]
Warrant exercise price per share													$ 4.40
Exercise price per share													4.40
Warrant [Member] | Private Placement [Member] | Minimum [Member] | October 2017 Public Offering [Member]
Warrant exercise price per share													1.30
Exercise price per share													$ 1.30
Series A Preferred Stock [Member]
Preferred stock, shares authorized								9,500		9,500	15,000,000	9,500
Preferred stock, par value								$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued								4,080		4,080	9,140	4,080
Preferred stock, shares outstanding								4,080		4,080	9,140	4,080
Preferred stock convertible into common stock conversion price per share										$ 4.00
Conversion of stock, shares converted					(1,600)	(1,260)	(320)
Series B Preferred Stock [Member]
Preferred stock, shares authorized								6,000		6,000	6,000	6,000
Preferred stock, par value								$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued								1,850		5,608	0	5,608
Preferred stock, shares outstanding								1,850		5,608	0	5,608
Preferred stock convertible into common stock conversion price per share										$ 1.30
Conversion of stock, shares converted
Series C Preferred Stock [Member]
Preferred stock, shares authorized								1,880		1,880	1,880	1,880
Preferred stock, par value								$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued								240		1,880	0	1,880
Preferred stock, shares outstanding								240		1,880	0	1,880
Preferred stock convertible into common stock conversion price per share										$ 1.64
Conversion of stock, shares converted
Series A Convertible Preferred Stock [Member]
Preferred stock convertible into common stock conversion price per share									$ 4.00
Number of common shares sold									3,180
Conversion of stock, shares converted									795,000
Series A Convertible Preferred Stock [Member] | October 2017 Public Offering [Member]
Preferred stock, par value				$ 1,000
Number of common shares sold				9,180
Conversion of stock, shares converted				2,295,000
Proceeds from public offering				$ 5,100,000
Deemed dividend on preferred stock				3,100,000
Series A Convertible Preferred Stock [Member] | PIPE Financing [Member] | November 2018 Private Placement Financing [Member]
Preferred stock exchange description		Certain investors in the PIPE financing who at the time of closing of the PIPE financing owned shares of the Company's Series A convertible preferred stock, exchanged, on a 1 for 1 share basis, their shares of Series A convertible preferred stock for shares of a newly designated class of Series C convertible preferred stock of the Company, with a stated value of $1,000 per share and convertible into shares of the Company's common stock at an initial conversion price per share of $1.64 (subject to customary adjustment for stock dividends and stock splits), ("the Exchange")..
Common Stock [Member] | October 2017 Public Offering [Member]
Proceeds from public offering				$ 7,800,000
Series A Convertible Preferred Stock [Member] | PIPE Financing [Member] | November 2018 Private Placement Financing [Member]
Preferred stock, par value		$ 1,000
Preferred stock convertible into common stock conversion price per share		$ 1.30
Number of common shares sold		6,000
Series C Convertible Preferred Stock [Member] | PIPE Financing [Member] | November 2018 Private Placement Financing [Member]
Preferred stock, par value		$ 1,000
Preferred stock convertible into common stock conversion price per share		$ 1.64
Deemed dividend on preferred stock		$ 700,000
Beneficial conversion feature price		$ 200,000